Taxation (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Components of provision for income taxes
Income taxes consist of the following:

(In $ millions)	2020	2019	2018
Current tax expense / (benefit):
U.K.	—	—	(0.3)
Foreign	28.3	(39.3)	86.3
Total current tax expense / (benefit)	28.3	(39.3)	86.0
Deferred tax expense / (benefit):
Foreign	1.7	3.2	0.7
Total income tax expense / (benefit)	30.0	(36.1)	86.7

Effective income tax rate reconciliation
The Company's effective income tax rate for each of the years ended on December 31, 2020, 2019 and 2018 differs from the U.K. statutory income tax rate as follows:

	2020	2019	2018
U.K. statutory income tax rate	19.0%	19.0%	19.0%
Non-U.K. taxes	(19.7)%	(2.8)%	35.0%
Effective income tax rate	(0.7)%	16.2%	54.0%

Deferred tax assets and liabilities
Our deferred tax assets consist of the following:

(In $ millions)	2020	2019
Provisions	54.9	0.6
Net operating losses carry forward	221.5	77.5
Interest carry forward	—	29.6
Property, plant and equipment	174.5	—
Other	3.6	5.3
Gross deferred tax assets	454.5	113.0
Valuation allowance	(451.6)	(107.1)
Deferred tax asset, net of valuation allowance	2.9	5.9
Our deferred tax liabilities consist of the following:

(In $ millions)	2020	2019
Property, plant and equipment	—	0.1
Unremitted earnings of subsidiaries	0.6	1.7
Gross deferred tax liabilities	0.6	1.8

Net deferred tax asset	2.3	4.1

Unrecognized tax benefits schedule	The changes to the Company's balance related to unrecognized tax benefits were as follows:

(In $ millions)	2020	2019
Balance beginning of year	40.2	101.6
Increases as a result of positions taken in prior years	—	1.1
Decreases as a result of positions taken in prior years	(1.0)	(60.7)
Settlements	—	(1.8)
Unrecognized tax benefits	39.2	40.2

Tax examinations	The following table summarizes the earliest tax years that remain subject to examination by the major taxable jurisdictions in which the Company operates:

Jurisdiction	Earliest Open Year
United States	2016
Nigeria	2012
Ghana	2013